Share-based payments	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Share-based payments
24.	Share-based payments
Different share-based programs allow company senior management and members of the board of directors to receive or acquire shares of AB InBev, Ambev or Budweiser APAC. AB InBev has three primary share-based compensation plans, the share-based compensation plan (“Share-Based Compensation Plan”), the long-term restricted stock unit plan for directors (“Restricted Stock Units Plan for Directors”), and the various long-term incentive plan for executives (“LTI Plan Executives”). For all option plans, the fair value of share-based payment compensation is estimated at grant date, using a binomial Hull model, modified to reflect the IFRS 2
Share-based Payment
requirement that assumptions about forfeiture before the end of the vesting period cannot impact the fair value of the option. These share-based payment programs relate to either AB InBev shares or American Depository Shares (ADSs) as underlying equity instruments.
All the company share-based payment plans are equity-settled. Amounts have been converted to US dollar at the average rate of the period, unless otherwise indicated.
Share-based payment transactions resulted in a total expense of 448m US dollar for 2022, as compared to 510m US dollar for 2021, which included an amount of 72m
 US dollar that was reported in exceptional items representing the IFRS 2 cost related to the Zenzele Kabili scheme. For more details, refer to Note 21
Changes in equity and earnings per share
. In 2020, share-based payment transactions resulted in a total expense o
f 169m
 US dollar. The company reversed accrued cost for performance-related LTIs for which the conditions would not be met as a result of the COVID-19 pandemic.
AB INBEV SHARE-BASED COMPENSATION PROGRAMS
Share-Based Compensation Plan for Executives
Under this plan, members of the Executive Committee and other senior employees receive their bonus in cash but have the choice to invest some or all of the value of their bonus in AB InBev shares, referred to as voluntary shares. The voluntary shares are entitled to dividends from the date of grant and are subject to a lock-up
period of three years. They are granted at market price, to which a discount of up to 20% is applied. The discount is delivered in the form of restricted Stock Units (“RSUs”) (Discounted Shares). Executives who invest in Voluntary Shares also receive one and a half matching shares for each voluntary share invested up to a limited total percentage of each executive’s variable compensation. These matching shares are also delivered in the form of RSUs (Matching Shares). The RSUs relating to the Matching Shares and the Discounted Shares vest over a
3-year
period and are subject to specific restrictions or forfeiture provisions in the event of termination of service.
During 2022, AB InBev issued 4.8m discounted and matching RSUs in relation to bonuses granted to company employees and management (2021: 0.2m discounted and matching RSUs). These discounted and matching RSUs represent a fair value of approximately 293m US dollar (2021: 9m US dollar).
Restricted Stock Units Plan for Directors
The share-based portion of the remuneration of the directors of the company is granted in the form of RSUs that vest after 5 years and, upon vesting, entitle their holders to one AB InBev share per RSU.
During 2022, 0.1m RSUs with an estimated fair value of 4m US dollar were granted to directors (2021: 0.1m with an estimated fair value of 4m US dollar).
Annual LTI Plans for Executives
Subject to management’s assessment of the
executive’s
performance and future potential, members of senior management may be eligible for an annual long-term incentive to be paid out in RSUs, Performance Stock Units (“PSUs”) and/or stock options.

•
Long-term Incentive RSUs
: They cliff vest over a three-year period. Upon vesting, each RSU entitles its holder to acquire one share. During 2022, AB InBev issued 3.9m RSUs with an estimated fair value of 228m US dollar under this plan (2021: 2.8m RSUs with an estimated fair value of 155m under this plan). Out of these RSUs, 0.5m RSUs were granted to members of the Executive Committee (2021: 0.2m RSUs).

•
Long-term PSUs
: They cliff vest over a three-year period. Upon vesting of the PSUs, the number of shares to which the holders thereof shall be entitled shall depend on a performance test measuring (on a percentile basis) the company’s three-year Total Shareholder Return (“TSR”) relative to the TSR realized for that period by a representative sample of listed companies belonging to the consumer goods sector. The number of shares to which such Units entitle their holders is subject to a hurdle and cap. PSUs were granted for the first time in December 2022. 0.5m PSUs were granted to Executives with an estimated fair value of 39m US dollar. Out of these PSUs, 0.1m PSUs were granted to members of the Executive Committee.

•
Long-term Incentive stock options
: They cliff vest over a five-year period and they have a maximum lifetime of 10 years and an exercise period that starts after five years. Upon exercise, each option entitles the option holder to purchase one share. During 2022 and 2021, no LTI stock options were granted to Executives.

Exceptional LTI Plans for Executives
RSUs, PSUs or stock options may be granted from time to time to m
e
mbers of the senior management of the company, who have made a significant contribution to the success of the company (achieving the growth agenda, specific acquisitions, etc.). Vesting of such RSUs, PSUs or stock options may be subject to achievement of performance conditions which will be related to the objectives of such exceptional grants.
During 2022 and 2021, no exceptional grants were made to Executives.
Other Recurring LTI RSU Plans for Executives
AB InBev has specific recurring long-term RSU incentive programs in place, including:

•
A
base long-term RSUs program
allowing for the offer of RSUs to members of the company’s senior management. In addition to the annual Long-term RSUs described above under this program, RSUs can be granted under other sub-plans
with specific terms and conditions and for specific purposes, e.g., for special retention incentives or to compensate for assignments of expatriates in certain countries. In most cases, the RSUs vest after three or five years without a performance test and in the event of termination of service before the vesting date, specific forfeiture rules apply. The Board may set different vesting periods for specific sub-plans
or introduce performance tests in line with the company’s high-performance culture and the creation of long-term sustainable value for its shareholders. In 2022, 0.7m RSUs with an estimated fair value of 44m US dollar were granted under this program (2021: 0.8m RSUs with an estimated fair value of 45m US dollar). No RSUs were granted to members of the Executive Committee in 2022 and 2021 under this program.

•
A program allowing for certain employees to purchase company shares at a discount and that is aimed at providing a long-term retention incentive for (i) high-potential employees of the company, who are at a mid-manager
level (“
People bet share purchase program
”) or (ii) newly hired employees. The voluntary investment in company shares leads to the grant of an amount of matching RSUs which vest after 5 years. In the event that an employee’s service is terminated before the vesting date, special forfeiture rules apply. In 2022, employees received approximately 0.1m RSUs under this program representing a fair value of 7m US dollar (2021: 0.1m RSUs representing a fair value of 7m US dollar).

Performance related incentive plan for ZX Ventures
In 2016, the company implemented a new performance related incentive plan which substitutes the long-term incentive stock option plan for executives of ZX Ventures. ZX Ventures is our global growth and innovation group whose mandate is to invest in, incubate and develop new products and businesses that address emerging consumer needs.
During 2022, no performance units were granted to senior management of ZX Ventures (2021: 1m performance units). The value of the performance units will depend on the return of ZX Ventures. These units vest after 5 years provided that a performance test is met. Specific forfeiture rules apply in the event that the executive leaves the company.
Other disclosures for Share-based payments
No stock options were granted in 2022 and 2021. The total number of outstanding AB InBev options developed as follows:

Million options	2022	2021	2020
Options outstanding at 1 January	102.7	113.3	88.7
Options issued during the year	—	—	38.1
Options exercised during the year	(1.0)	(1.3)	(3.9)
Options forfeited during the year	(14.9)	(9.2)	(9.0)
Options lapsed during the year	(3.6)	—	—

Options outstanding at the end of December	83.2	102.7	113.3

The range of exercise prices of the outstanding options is between 10.32 euro (11.01 US dollar)
1
and 128.46 euro (137.02 US dollar) while the weighted average remaining contractual life is
6.4
years.
Out of the 83.2m outstanding options, 23.7m options are vested at 31 December 2022.
The weighted average exercise price of the AB InBev options is as follows:

Amounts in US dollar	2022	2021	2020
Options outstanding at 1 January	64.77	71.22	79.66
Granted during the year	—	—	53.41
Exercised during the year	16.11	46.30	29.92
Forfeited during the year	94.76	89.56	117.82
Lapsed during the year	88.10	—	—
Outstanding at the end of December	76.04	64.77	71.22
Exercisable at the end of December	102.19	98.27	99.54
For share

options exercised during 2022, the weighted average share price at the date of exercise was
52.93
euro (
56.46
US dollar)¹.

1	Amounts have been converted to US dollar at the closing rate of the respective period.

The total number of outstanding AB InBev RSUs developed as follows:

Million RSUs	2022	2021	2020
RSUs outstanding at 1 January	20.9	19.1	9.9
RSUs issued during the year	9.6	3.9	10.9
RSUs vested during the year	(0.5)	(1.1)	(0.7)
RSUs forfeited during the year	(1.8)	(1.1)	(0.9)

RSUs outstanding at the end of December	28.2	20.9	19.1

AMBEV SHARE-BASED COMPENSATION PROGRAMS
Since 2005, Ambev has had in place a plan which is substantially similar to the Share-based compensation plan under which bonuses granted to company employees and management are partially settled in shares. Under the Share-based compensation plan, Ambev issued 44 thousand matching RSUs in 2022 with an estimated fair value of less than 1m US dollar (2021: 0.1m matching RSUs with an estimated fair value of less than 1m US dollar).
Since 2018, Ambev has had in place a plan which is substantially similar to the Share-based compensation plan under which bonuses granted to company employees and management are partially settled in shares. Under the 2018 Share-based compensation plan, Ambev issued 49.3m matching RSUs in 2022 with an estimated fair value of 148m US dollar (2021: 20.6m matching RSUs with an estimated fair value of 61m US dollar).
As of 2010, senior employees are eligible for an annual long-term incentive to be paid out in Ambev LTI stock options (or, in the future, similar share-based instruments), depending on management’s assessment of the employee’s performance and future potential. No stock options were granted in 2022 and 2021.
The total number of outstanding Ambev options developed as follows:

Million options	2022	2021	2020
Options outstanding at 1 January	113.8	127.3	141.8
Options issued during the year	—	—	—
Options exercised during the year	—	(5.2)	(5.7)
Options forfeited during the year	(14.0)	(8.3)	(8.8)

Options outstanding at the end of December	99.8	113.8	127.3

The range of exercise prices of the outstanding options is between 15.95 Brazilian real (3.06 US dollar) and 39.04 Brazilian real (7.48 US dollar) while the weighted average remaining contractual life is 4.3 years.
Of the 99.7m outstanding options 63.9m options are vested at 31 December 2022.
The weighted average exercise price of the Ambev options is as follows:

Amounts in US dollar	2022	2021	2020
Options outstanding at 1 January	3.57	3.81	4.60
Granted during the year	—	—	3.47
Exercised during the year	—	2.36	1.60
Forfeited during the year	4.33	4.53	4.42
Outstanding at the end of December	3.72	3.57	3.81
Exercisable at the end of December	3.86	3.79	4.56
The total number of outstanding Ambev RSUs developed as follows:

Million RSUs	2022	2021	2020
RSUs outstanding at 1 January	63.8	49.6	31.7
RSUs issued during the year	49.3	20.7	21.3
RSUs vested during the year	(0.2)	(5.0)	(1.9)
RSUs forfeited during the year	(3.1)	(1.5)	(1.5)

RSUs outstanding at the end of December	109.8	63.8	49.6

During 2022, a limited number of Ambev shareholders who are part of the senior management of AB InBev were given the opportunity to exchange Ambev shares against a total of 54 thousand AB InBev shares (2021: 3 thousand AB InBev shares) at a discount of 16.66% provided that they stay in service for another five years. The fair value of this transaction amounts to 1m US dollar (2021: less than 1m US dollar) and is expensed over the five years’ service period. The fair values of the Ambev and AB InBev shares were determined based on the market price.
BUDWEISER APAC SHARE-BASED COMPENSATION PROGRAM
Discretionary Restricted Stock Units Plan
In December 2019, Budweiser APAC set up a discretionary RSUs plan which allows for the offer of RSUs to certain employees in certain specific circumstances, at the discretion of the Board, e.g., as a special retention incentive. The RSUs vest after three to five years and in the event that an employee’s service is terminated before the vesting date, special forfeiture rules apply. In 2022 and 2021, no RSUs were granted under this program.
Share-Based Compensation Plan
In March
2020
, Budweiser APAC set up a program allowing for certain employees to invest some or all of their variable compensation in Budweiser APAC shares (Voluntary Shares). As an additional reward, employees who invest in Voluntary Shares also receive a company shares match of three matching shares for each Voluntary Share invested up to a limited total percentage of each employee’s variable compensation. In
2022
, Budweiser APAC issued
12.5
m matching RSUs in relation to bonuses granted to Budweiser APAC employees with an estimated fair value of
39
m US dollar
(2021
:
0.1
m matching restricted stock units with an estimated fair value of less than
1
m US dollar).
New Restricted Stock Units Plan
In November 2020, Budweiser APAC set up a new RSUs plan which allows for the offer of RSUs to certain eligible employees in certain specific circumstances, at the discretion of the Board, e.g., as a long-term incentive. The vesting period of the RSUs is in principle between three and
five years without a performance test and in the event of termination of service before the vesting date, forfeiture rules apply. The Board may set shorter or longer periods for specific grants or introduce performance tests similar to other programs in the company. During 2022, 14.1m RSUs with an estimated fair value of 45m US dollar were granted under this program to a selected number of employees (2021: 10m RSUs with an estimated fair value of 26m US dollar).
People Bet Plan
In March 2020, Budweiser APAC set up a program allowing for certain employees to purchase Budweiser APAC shares at a discount which is aimed at providing a long-term retention incentive for high-potential employees of the company, who are at a mid-manager
level (“People bet share purchase program”). The voluntary investment in company shares leads to the grant of an amount of matching RSUs which vest after 5 years. In the event that an employee’s service is terminated before the vesting date, special forfeiture rules apply. During 2022, 0.5m RSUs with an estimated fair value of 2m US dollar were granted to a selected number of employees (2021: no RSUs were granted under this program).